INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

NOTE 4 — INTANGIBLE ASSET, NET

Intangible assets, net, consists of the following:

	As of December 31, 2025	As of December 31, 2024
Software and applications	$600,000	$600,000
Less: accumulated amortization	(466,663)	(266,664)
Intangible assets, net	$133,337	$333,336

Amortization expense amounted to $199,999, $199,998 and $66,666 for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, the estimated future amortization expenses of the intangible assets were as follow:

12 months ending December 31,	Amortization expenses

2026	$133,337
Total	$133,337